2017 REGISTERED DIRECT OFFERING - Additional Information (Details) - USD ($)		12 Months Ended
	Feb. 24, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2016
Shelf Registration Statement, Maximum Amount Authorized				$ 50,000,000
Derivative Liability		$ 1,628,113
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)		$ 108,944	$ 679,271
REGISTERED DIRECT OFFERING 2017 [Member]
Number of shares issued during the period	10,166,664
Shares Issued, Price Per Share	$ 0.60
REGISTERED DIRECT OFFERING 2017 [Member] | Series F Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.75
Percentage of warrant per unit	55.00%